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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1998
                                                -----------------

Check here if Amendment [X]; Amendment Number:  2
                                               ---

  This Amendment (Check only one):     [ ] is a restatement.
                                       [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             RBS Partners, L.P.
                  -------------------
Address:          1 Lafayette Place
                  -------------------
                  Greenwich, CT 06830
                  -------------------

13F File Number:  28-2610
                  -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             E.J. Bird
                  ---------------------------------
Title:            Vice President of General Partner
                  ---------------------------------
Phone:            (203) 861-4600
                  ---------------------------------
Signature, Place, and Date of Signing:

/s/ E.J. BIRD                    Greenwich, CT         February 14, 2001
-------------                    -------------         -----------------
  [Signature]                    [City, State]              [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              NONE

Form 13F Information Table Entry Total:           23

Form 13F Information Table Value Total: $    804,370
                                       (in thousands)

* Pursuant to Rule 24b-2 of the Securities and Exchange Act of 1934, confidential information has been omitted from this Form 13F and filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE


    COLUMN 1              COLUMN 2      COLUMN 3     COLUMN 4           COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
-------------------    --------------  ----------    --------  -----------------------  ----------  --------   --------------------
                                                       VALUE      SHRS OR    SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER         TITLE OF CLASS    CUSIP       (x$1000)     PRN AMT    PRN  CALL  DISCRETION  MANAGERS      SOLE  SHARED NONE
-------------------    --------------  -----------   --------   ----------   ---  ----  ----------  --------   --------------------
Anchor Gaming          Common           033037-102      1,238      21,959     SH          DEFINED                 21,959
Anchor Gaming          Common           033037-102      6,508     115,441     SH            SOLE                 115,441
Amp Inc.               Common           03189710-1     32,882     631,595     SH          DEFINED                631,595
Amp Inc.               Common           03189710-1    168,907   3,244,319     SH            SOLE               3,244,319
Bankers Trust
  Corp.                Common           066365-10-7     1,195      13,986     SH          DEFINED                 13,986
Bankers Trust
  Corp.                Common           066365-10-7     6,144      71,914     SH            SOLE                  71,914
Citigroup Inc.         Common           172967-10-1    15,964     322,508     SH          DEFINED                322,508
Citigroup Inc.         Common           172967-10-1    81,863   1,653,788     SH            SOLE               1,653,788
Dow Chemical Co.       Common           260543-10-3    12,165     133,768     SH          DEFINED                133,768
Dow Chemical Co.       Common           260543-10-3    62,468     686,932     SH            SOLE                 686,932
Georgia Gulf Corp      Common           373200-20-3     4,589     285,656     SH          DEFINED                285,656
Georgia Gulf Corp      Common           373200-20-3    23,545   1,465,844     SH            SOLE               1,465,844
Guess Inc.             Common           401617-10-5     1,208     250,885     SH          DEFINED                250,885
Guess Inc.             Common           401617-10-5     6,196   1,287,415     SH            SOLE               1,287,415
International
  Business Machs       Common           459200-10-1        27         147     SH          DEFINED                    147
International
  Business Machs       Common           459200-10-1        10          53     SH            SOLE                      53
International
  Business Machs       Options          459200-90-1    23,397       1,814     SH  Calls   DEFINED                  1,814
International
  Business Machs       Options          459200-90-1   150,836      11,512     SH  Calls     SOLE                  11,512
Jostens Inc.           Common           481088-10-2     2,694     102,900     SH          DEFINED                102,900
Jostens Inc.           Common           481088-10-2    14,162     540,800     SH            SOLE                 540,800
PS Group Inc.          Common           693624-10-8    14,080   1,198,270     SH            SOLE               1,198,270
Wells Fargo & Co       Common           949740-10-4    28,431     711,868     SH          DEFINED                711,868
Wells Fargo & Co       Common           949740-10-4   145,861   3,652,232     SH            SOLE               3,652,232


* Pursuant to Rule 24b-2 of the Securities and Exchange Act of 1934, confidential information has been omitted from this Form 13F and filed separately with the Securities and Exchange Commission.


                                        Grand Total   804,370